CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss	$ (18,860)	$ (14,018)
Adjustments to the profit or loss items:
Depreciation	717	672
Amortization of intangible assets	577	462
Share-based compensation	830	1,089
Net financing expenses (income)	3,139	(7)
Decrease in accrued bank interest	7	0
Pre-funded warrants issuance expenses	0	212
Taxes on income	40	11
Adjustments to the profit or loss items	5,310	2,439
Changes in asset and liability items:
Decrease in trade receivables	170	14
Decrease in other receivables	463	1,007
Increase in inventories	(70)	0
Increase (decrease) in trade payables	(172)	355
Decrease in employees and payroll accruals	(278)	(318)
Decrease in other payables	(593)	(278)
Decrease in deferred revenues and other advances	(159)	(21)
Changes in asset and liability items	(639)	759
Cash received (paid) during the period for:
Interest received	80	145
Interest paid	(227)	(138)
Taxes paid	(29)	(11)
Net cash used in operating activities	(14,365)	(10,824)
Cash flows from investing activities:
Purchase of property, plant and equipment	(747)	(407)
Proceeds from sale of marketable securities	12,149	406
Purchase of marketable securities	(659)	(20,990)
Withdrawal from bank deposits	3,000	0
Net cash provided by (used in) investing activities	13,743	(20,991)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance expenses	0	27,922
Proceeds from exercise of options	7	460
Repayment of lease liability	(492)	(316)
Proceeds from government grants	30	380
Repayment of government grants	(14)	(20)
Net cash provided by (used in) financing activities	(469)	28,426
Exchange rate differences - cash and cash equivalent balances	(2,367)	(85)
Decrease in cash and cash equivalents	(3,458)	(3,474)
Cash and cash equivalents, beginning of the period	32,325	46,229
Cash and cash equivalents, end of the period	28,867	42,755
Significant non-cash activities
Acquisition of property, plant and equipment	66	42
Increase of right-of-use asset recognized with corresponding lease liability	30	317
Exercise of pre-funded warrants	$ 0	$ 4,365